Note 3 - Segment and Geographic Information - Summary of Total Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total assets	$ 193,593	$ 233,194
North America [Member]
Total assets	94,923	104,808
Middle East [Member]
Total assets	45,823	48,932
Europe [Member]
Total assets	28,738	37,946
Latin America [Member]
Total assets	19,771	34,633
Other [Member]
Total assets	$ 4,338	$ 6,875